UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA	30092-6541
(Address of principal executive offices)	(Zip code)

Michael B. Orkin 5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541
(Name and address of agent for service)

Registrant’s telephone number, including area code:	678-533-7850

Date of fiscal year end:	April 30

Date of reporting period:	November 1, 2009 — January 31, 2010

Item 1 — Schedule of Investments.

Caldwell & Orkin Market Opportunity Portfolio

STATEMENT OF INVESTMENTS

January 31, 2010 (unaudited)

		Value
	Shares	(Note 1)
LONG TERM INVESTMENTS (41.55%)
COMMON STOCKS (33.76%)
Applications Software (0.67%)
Salesforce.com, Inc.(1)	41,700	$2,650,035

Auto/Truck Parts & Equipment (0.14%)
Wonder Auto Technology, Inc.(1)	55,800	559,674

Beverages - Non-alcoholic (1.23%)
PepsiCo, Inc.	81,800	4,876,916

Broadcast Services/Program (0.12%)
Scripps Networks Interactive, Inc.	11,600	495,320

Building Production - Wood (0.49%)
Masco Corp.	143,000	1,939,080

Coatings/Paint (0.56%)
The Sherwin-Williams Co.	35,000	2,217,250

Commercial Services (0.49%)
Arbitron, Inc.	77,300	1,956,463

Computers (1.45%)
Apple, Inc.(1)	19,500	3,746,340
Hewlett-Packard Co.	42,300	1,991,061
		5,737,401

Cosmetics & Toiletries (0.50%)
The Procter & Gamble Co.	32,300	1,988,065

Diversified Banking Institution (1.04%)
Bank of America Corp.	271,100	4,115,298

Diversified Financial Services (0.20%)
CIT Group, Inc.(1)	25,100	798,682

Electronic Components - Semiconductors (0.89%)
ARM Holdings PLC	191,500	1,736,905
Skyworks Solutions, Inc.(1)	140,100	1,777,869
		3,514,774

Enterprise Software/Services (0.33%)
Sybase, Inc.(1)	32,600	1,325,842

Finance - Investment Banking/Brokerage (0.99%)
Lazard, Ltd.	102,000	3,931,080

Food - Miscellaneous/Diversified (2.28%)
General Mills, Inc.	79,100	5,640,621
Kellogg Co.	62,200	3,384,924
		9,025,545

Footwear & Related Apparel (0.24%)
Deckers Outdoor Corp.(1)	9,800	962,066

Industry Audio & Video Production (0.13%)
Imax Corp.(1)	40,900	523,520

Medical - Hospitals (1.77%)
Select Medical Holdings Corp.(1)	302,800	3,000,748
Tenet Healthcare Corp.(1)	725,000	4,016,500
		7,017,248

Multi-line Insurance (0.81%)
MetLife, Inc.	91,000	3,214,120

Multimedia (0.63%)
News Corp.	170,100	2,497,068

Networking Products (0.42%)
Cisco Systems, Inc.(1)	73,900	1,660,533

Oil Comp - Exploration & Production (2.63%)
Brigham Exploration Co.(1)	38,400	500,736
Chesapeake Energy Corp.	47,100	1,167,138
Comstock Resources, Inc.(1)	29,100	1,134,609
Devon Energy Corp.	16,700	1,117,397
Forest Oil Corp.(1)	70,700	1,705,284
SandRidge Energy, Inc.(1)	156,400	1,323,144
St Mary Land & Exploration Co.	42,800	1,371,312
Swift Energy Co.(1)	84,700	2,122,582
		10,442,202

REITS - Diversified (1.15%)
Vornado Realty Trust	70,600	4,566,408

REITS - Mortgage (0.39%)
Anworth Mortgage Asset Corp.	224,400	1,548,360

Retail - Apparel/Shoe (4.66%)
Chico’s FAS, Inc.	573,800	7,327,426
Dress Barn, Inc.(1)	38,800	913,352
JOS A Bank Clothiers, Inc.(1)	55,000	2,305,050
Ltd. Brands, Inc.	121,600	2,312,832
Phillips-Van Heusen Corp.	38,700	1,520,523
Talbots, Inc.(1)	365,000	4,109,900
		18,489,083

Retail - Building Products (1.14%)
Home Depot, Inc.	160,700	4,501,207

Retail - Discount (1.68%)
Costco Wholesale Corp.	67,300	3,865,039
Wal-Mart Stores, Inc.	52,100	2,783,703
		6,648,742

Retail - Jewelry (0.40%)
Tiffany & Co.	39,000	1,583,790

Retail - Mail Order (0.28%)
Williams-Sonoma, Inc.	59,500	1,129,310

S&L/Thrifts - Central U.S. (0.84%)
TFS Financial Corp.	258,200	3,320,452

S&L/Thrifts - Eastern U.S. (1.13%)
Hudson City Bancorp, Inc.	308,600	4,095,122
Northwest Bancshares, Inc.	33,900	396,969
		4,492,091

Telephone - Integrated (0.46%)
Verizon Communications, Inc.	62,500	1,838,750

Web Portals/ISP (0.65%)
Google, Inc., Class A(1)	4,900	$2,594,158

Wireless Equipment (2.97%)
American Tower Corp.(1)	157,000	6,664,650
Crown Castle International Corp.(1)	117,300	4,333,062
RF Micro Devices, Inc.(1)	206,000	793,100
		11,790,812

TOTAL COMMON STOCKS
(Cost $128,977,068)		133,951,345

	Expiration	Exercise	Number of	Value
	Date	Price	Contracts	(Note 1)
PURCHASED OPTIONS (1.55%)
PURCHASED CALL OPTIONS (0.73%)
Chico’s FAS, Inc.	May, 2010	$15.00	4,219	232,045
Forest Oil Corp.	February, 2010	20.00	1,109	465,780
Google, Inc.	March, 2010	580.00	265	129,850
Lam Research Corp.	March, 2010	35.00	2,326	232,600
Lazard, Ltd.	March, 2010	40.00	2,768	539,760
Manpower, Inc.	June, 2010	60.00	65	12,350
QUALCOMM, Inc.	July, 2010	48.00	3,300	184,800
Talbots, Inc.	February, 2010	10.00	883	110,375
Tenet Healthcare Corp.	February, 2010	5.00	12,540	689,700
Verizon Communications, Inc.	January, 2011	30.00	1,633	313,536

TOTAL PURCHASED CALL OPTIONS (Cost $7,133,954)				2,910,796

PURCHASED PUT OPTIONS (0.82%)
Alliance Data Systems Corp.	March, 2010	60.00	2,020	727,200
Harley-Davidson, Inc.	February, 2010	15.00	2,170	0
iShares Barclays 7-10 Year Treasury Bond Fund	March, 2010	90.00	2,200	154,000
Kinetic Concepts, Inc.	June, 2010	35.00	893	138,415
Powershares QQQ	March, 2010	43.00	5,600	901,600
SPDR S&P 500 ETF Trust	March, 2010	108.00	2,300	943,000
Wynn Resorts, Ltd.	March, 2010	65.00	617	382,540

TOTAL PURCHASED PUT OPTIONS (Cost $4,787,188)				3,246,755

TOTAL PURCHASED OPTIONS (Cost $11,921,142)				6,157,551

Description and	Coupon	Principal	Value
Maturity Date	Rate	Amount	(Note 1)
CORPORATE BONDS (6.24%)
Bank One Corp.
11/15/2011	5.900%	$4,400,000	4,709,013
CBS Corp.
05/15/2011	6.625%	4,085,000	4,299,115
ConAgra Foods, Inc.
09/15/2011	6.750%	1,475,000	1,601,651
The Estee Lauder Cos., Inc.
11/01/2013	7.750%	2,000,000	2,351,866
The Goldman Sachs Group, Inc.
01/15/2011	6.875%	4,360,000	4,610,617
Hewlett-Packard Co.
03/01/2014	6.125%	4,400,000	4,978,098
Safeway, Inc.
08/15/2014	5.625%	2,000,000	2,184,044

TOTAL CORPORATE BONDS (Cost $23,119,581)			24,734,404

TOTAL LONG TERM INVESTMENTS (Cost $164,017,791)			164,843,300

			Value
	7-Day Yield	Shares	(Note 1)
SHORT TERM INVESTMENTS (68.47%)
MONEY MARKET FUNDS(2)
JPMorgan U.S. Treasury Plus Money Market Fund	0.00%	216,265,984	216,265,984

Merrill Lynch	0.00%	55,412,520	55,412,520

TOTAL SHORT TERM INVESTMENTS (Cost $271,678,504)			271,678,504

TOTAL INVESTMENTS - (110.02%) (Cost $435,696,295)			$436,521,804

Liabilities in Excess of Other Assets (-10.02%)			(39,746,872)

NET ASSETS (100.00%)			$396,774,932

		Value
	Shares	(Note 1)
SCHEDULE OF SECURITIES SOLD SHORT (8.66%)
COMMON STOCKS (5.12%)
Applications Software (0.32%)
Nuance Communications, Inc.	(84,700)	$(1,272,194)

Auto/Truck Parts & Equipment (0.16%)
Wonder Auto Technology, Inc.	(64,100)	(642,923)

Batteries/Battery System (0.10%)
Energizer Holdings, Inc.	(7,000)	(385,000)

Building & Construction Production - Miscellaneous (0.10%)
USG Corp.	(33,000)	(396,330)

Casino Hotels (0.77%)
Boyd Gaming Corp.	(395,000)	(3,081,000)

Commercial Services (1.48%)
Alliance Data Systems Corp.	(65,800)	(3,912,468)
Arbitron, Inc.	(77,300)	(1,956,463)
		(5,868,931)

Commercial Services - Finance (0.43%)
Moody’s Corp.	(62,200)	(1,716,098)

Educational Software (0.28%)
Blackboard, Inc.	(28,700)	(1,131,067)

Motorcycle/Motor Scooter (0.71%)
Harley-Davidson, Inc.	(123,400)	(2,806,116)

Real Estate Managment/Services (0.57%)
E-House China Holdings, Ltd.	(140,200)	(2,248,808)

Retail - Apparel/Shoe (0.20%)
HOT Topic, Inc.	(135,400)	(778,550)

EXCHANGE TRADED FUNDS (3.54%)
Country Fund - China (0.51%)
iShares FTSE/Xinhua China 25 Index Fund	(52,400)	(2,010,064)

Country Fund - India (0.34%)
WisdomTree India Earnings Fund	(63,700)	(1,331,967)

Country Fund - Korea (0.51%)
iShares MSCI South Korea Index Fund	(44,600)	(2,026,624)

Geo Focus - Equity (0.49%)
iShares MSCI Taiwan Index Fund	(162,000)	(1,955,340)

U.S. Treasury Bond Fund (1.69%)
iShares Barclays 1-3 Year Treasury Bond Fund	(26,300)	(2,198,943)
iShares Barclays 7-10 Year Treasury Bond Fund	(49,900)	(4,525,930)
		(6,724,873)

TOTAL SECURITIES SOLD SHORT (Proceeds $35,426,030)		$(34,375,885)

Common Abbreviations:

ETF - Exchange Traded Fund.

SPDR -Standard & Poor’s depositary receipt.

(1) Non-Income Producing Security.

(2) A portion of the Money Market Fund assets are held as collateral for short sales activity.

See accompany Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2010 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s objectives are to provide long-term capital growth with a short term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market over the long-term, as measured by indices such as the S&P 500 Total Return index.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, the last bid price is used for a value instead. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), issued in June 2009. The Fund follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$133,951,345	$—	$—	$133,951,345
Purchased Call Options	2,910,796	—	—	2,910,796
Purchased Put Options	3,246,755	—	—	3,246,755
Corporate Bonds	—	24,734,404	—	24,734,404
Short Term Investments	271,678,504	—	—	271,678,504
Total	$411,787,400	$24,734,404	$—	$436,521,804

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks Sold Short	$(34,375,885)	$—	$—	$(34,375,885)
Total	$(34,375,885)	$—	$—	$(34,375,885)

•                  For detailed industry descriptions, see the accompanying Statement of Investments.

For the nine months ended January 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant observable inputs (Level 3) were used for determining fair value is not applicable.

Derivatives

The Fund has adopted the provisions of ASC 815, “Disclosures about Derivative Instruments and Hedging Activities,” (formerly FASB Statement 161). ASC 815 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. There is no impact on the Fund’s Quarterly Statement of Investments, in accordance with ASC 815, for the nine months ended January 31, 2010.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded as earned. Realized gains and losses from investment transactions are determined using the specific identification method.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired.  Available cash is invested daily in money market instruments.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2010, the Fund had 9% of its total net assets in short positions.

For the nine months ended January 31, 2010, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $579,597,496 and $482,226,747, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On January 31, 2010, based on cost of $440,545,065 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,894,846 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $8,918,107, resulting in net unrealized depreciation of $4,023,261.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 17, 2010

By:	/s/ William C. Horne
William C. Horne
Treasurer, Principal Financial Officer

Date:	March 17, 2010